Common and Preferred Stock	12 Months Ended
Sep. 30, 2015
Class of Stock Disclosures [Abstract]
Common and Preferred Stock
COMMON AND PREFERRED STOCK

At September 30, 2015, 49.3 million shares of common stock were reserved for issuance under the Company's stock-based compensation plans. During 2015, 43.1 million common shares were purchased and 1.1 million treasury shares were reissued. In 2014, 14.8 million common shares were purchased and 4.7 million treasury shares were reissued.

At September 30, 2015 and 2014, the Company had 5.4 million shares of $2.50 par value preferred stock authorized, with none issued.